Summary of Intangible Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		$ 35,967
Depreciation		3,064
Net		32,903
Patents [Member] | DENMARK
Finite-Lived Intangible Assets [Line Items]
Cost	$ 34,964	35,967
Depreciation	4,802	3,064
Net	$ 30,162	$ 32,903